UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blavin & Company, Inc.
Address: 7025 North Scottsdale Road
         Suite 230
         Scottsdale, AZ  85253

13F File Number:  28-05875

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Spalter
Title:     President
Phone:     480.368.1513

Signature, Place, and Date of Signing:

     Michael H. Spalter     Scottsdale, AZ     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $974,862 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106   372232 10123250 SH       SOLE                 10123250
CBS CORP NEW                   CL B             124857202    72900  5000000 SH  CALL SOLE                  5000000
MCGRAW HILL COS INC            COM              580645109   432400 13679200 SH       SOLE                 13679200
MCGRAW HILL COS INC            COM              580645109    12644   400000 SH  CALL SOLE                   400000
MOHAWK INDS INC                COM              608190104    74748  1109180 SH       SOLE                  1109180
MOODYS CORP                    COM              615369105     6868   202000 SH       SOLE                   202000
VISA INC                       COM CL A         92826C839     3070    50000 SH       SOLE                    50000